Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2019	2018

Cash held in banks	$937	$1,029
Bank deposits in U.S.$ (annual average interest rates 1.80% and 1.81%)	3,011	8,707
Total cash and cash equivalents	3,948	9,736
Cash held with respect to CVR Agreement	1,500	-
Long-term restricted bank deposits	76	56
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,524	$9,792